UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09019
The Dow® Target Variable Fund LLC

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio	45242

(Address of principal executive offices)	(Zip code)
Kimberly A. Plante, Secretary
The Dow® Target Variable Fund LLC
P.O. Box 237 Cincinnati, OH 45201

(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-794-6971
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports To Stockholders.

President’s
Message

Dear Investor:

The first half of 2009 was one of two distinctly different paths with many believing the market bottom occurred in March. The first quarter of 2009 was a painful continuation of 2008 with the Dow Jones Industrial Averagesm returning -12.5 percent, bringing the total return since the October 2007 high to -43.9 percent. The second quarter of 2009 saw a significant rebound in equities with the Dow Jones Industrial Averagesm returning 12.0 percent bringing 2009 returns close to positive territory with a -2.0 percent return.

The Dow® Target Variable Fund

All of the Portfolios in The Dow® Target Variable Fund follow the same strategy, buying the five or ten stocks in the Dow Jones Industrial Averagesm with the highest dividend yield or lowest prices and then holding those stocks for a year. This strategy is best described as a simple quantitative approach to value investing and traces its roots to the late 1970s. While the strategy has a very good long-term track record, more recent performance has been lackluster to poor. Over the past twelve months, the returns for the Dow Target 10 portfolios have ranged from -25.7 percent to -36.3 percent and -32.7 percent to -54.9 percent for the Dow Target 5 while the return for the Dow Jones Industrial Averagesm was -23.0 percent. The performance over the past five years is better, although still negative but does outperform the Dow Jones Industrial Averagesm by all but one of the Portfolios.

The outlook for the near term future is unclear. Proponents of Dow investing theory say these are some of the largest companies in the world with stable and mature businesses. The reason for their high dividend yield is that these company’s stocks are priced too low and not that the dividend rate is too high. In the past, companies were extremely hesitant to cut their dividend rate. We have seen that this is no longer the case.

Looking Ahead

Is the glass half full or half empty and where are these “green shoots” occurring in the economy? In other words, do we believe the recovery is unfolding? Many leading economic indicators are showing a nice bounce from lows experienced during the first quarter of 2009, but clearly not back to pre-recession levels. Unemployment and housing will continue to be a drag on economic performance well into 2010, as consumer spending continues to be constrained. However, the recent massive monetary stimulus as well as growing stability in the financial sector is expected to commence providing positive results later in the year that will set the stage for a modest recovery in 2010. Is the worst behind us? Although it is too early to call the current period an economic recovery, recent economic data would support an improving trend.

Thank you for entrusting your assets to The Dow® Target Variable Fund. We look forward to continuing to serve your investment needs.

Sincerely,

John J. Palmer, FSA
President

Managers and Officers of The Dow® Target Variable Fund LLC

John J. Palmer, President and Manager
L. Ross Love, Manager
James E. Bushman, Manager
George M. Vredeveld, Manager
John I. Von Lehman, Manager
Thomas A. Barefield, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Chief Compliance Officer
R. Todd Brockman, Treasurer
Catherine E. Gehr, Assistant Treasurer
Kimberly A. Plante, Secretary
Katherine L. Carter, Assistant Secretary

The Statement of Additional Information (“SAI”) of The Dow® Target Variable Fund LLC (the “Fund”) includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses in voting proxies relating to Fund securities, as well as information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, 2009, is available without charge, upon request, by calling 877-781-6392 toll-free and is also available on the Securities and Exchange Commission (the “Commission”) website at http://www.sec.gov.

The Fund has filed its Schedules of Investments as of March 31 and September 30 with the Commission, as required, on Form N-Q. Form N-Q is required to be filed with the Commission for the first and third quarters of each fiscal year within sixty days after the end of each period and is available on the Commission website upon acceptance of each submission. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room is available by calling 1-800-SEC-0330.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of The Dow® Target Variable Fund LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Investments, Inc., One Financial Way, Cincinnati, OH 45242, telephone 513-794-6100.

The Dow® Target Variable Fund LLC
Dow Target 10 — First Quarter Portfolio

 Objective/Strategy

The Dow Target 10 Portfolios seek above-average total return through both capital appreciation and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2009

Average Annual Total Returns:
One year	-25.71%
Five years	-5.40%
Ten years	-3.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable annuity contracts. Actual performance results for variable annuity contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2009, the Dow Target 10 — First Quarter Portfolio returned -6.60% versus -2.01% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The equities markets continued their downward trajectory through the first two months of 2009. The systemic losses plaguing the U.S. financial system remained a serious concern for investors. In hindsight, we now know that the major stock indices bottomed on the 9th of March. It was not long after that the Obama Administration stepped up to the plate to sell the American public and the world on its multi-pronged approach to fortifying many of the nation’s largest banking, brokerage and insurance institutions. In April, many of our leading banking institutions were required to undergo a series of stress tests to determine if they had sufficient capital to weather any further deterioration in the economy. As it turned out, ten of the nineteen largest were required to raise a combined $75 billion in capital and did so with ease.

With respect to performance, the DJIAsm fell 2.01% in the first half of 2009. The index declined 24.8% from the start of the year through March 9. It rebounded nicely gaining 30.3% from March 9 through June 30. There were twenty eight constituents out of thirty that remained in the index for the entire six months. Twelve of them posted gains, while the other sixteen posted losses. General Motors Corp. and Citigroup, Inc. were removed from the DJIAsm at the close of June 5 and replaced by Cisco Systems, Inc. and The Travelers Companies, Inc. General Motors Corp. and Citigroup, Inc. were at the epicenter of the financial/credit crisis. They suffered to such an extent that the U.S. government was forced to take on substantial stakes to keep them both afloat. These two holdings were the primary reason why the DJIAsm lagged the S&P 500 Index (-2.01% vs. 3.16%).

Information Technology was the best performing major sector in the first half of 2009, up 24.9%, as measured by Standard & Poor’s. Materials came in a distant second, up 13.9%. The NASDAQ Composite outperformed the DJIAsm (price-only) by the second largest first-half margin (+16.36% vs. -3.75%) since 1972, according to Bespoke Investment Group. The 20.11 percentage point spread was topped only by the 20.37 percentage point spread in 1983. Four of the top five performing DJIAsm stocks in the first half were information technology companies.

Those four information technology companies, however, were not holdings in the Portfolio. Information technology companies, while often flush with cash, tend to carry dividend yields too low for inclusion. As was the case in 2003, investors tend to opt for growth stocks over high-yielding value stocks in the early stages of an economic rebound. In 2003, the dividend-payers in the S&P 500 Index (equal weight) posted a total return of 33.4%, but significantly lagged the 61.7% gain posted by the non-payers, according to Standard & Poor’s. In the first half of 2009, the payers are down 2.43%, vs. a gain of 24.44% for the non-payers. This is not a reason to panic, in our opinion. The only year in which the dividend-paying stocks in the S&P 500 Index underperformed the non-payers this decade was 2003.

The Portfolio significantly lagged the DJIAsm in the first half of 2009. The top performers were as follows: JPMorgan Chase & Co. up 9.5% and E.I. du Pont de Nemours & Co. up 4.5%. The worst performers were as follows: General Electric Co. down 25.7%; Pfizer, Inc. down 12.6%; AT&T, Inc. down 10.0%; Merck & Co., Inc. down 6.8%; Verizon Communications, Inc. down 6.6%; Alcoa, Inc. down 6.5%; Bank of America Corp. down 6.2%; and Kraft Foods, Inc. down 4.5%.(1)

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2009.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 10 — First Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2009 (1)

% of Net Assets

Common Stocks (2)	98.1
Money Market Funds and Other Net Assets	1.9

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Financials	22.0
Materials	20.8
Telecommunication Services	18.9
Health Care	18.6
Consumer Staples	10.0
Industrials	7.8

98.1

Schedule of Investments	June 30, 2009 (Unaudited)

		Fair
Common Stocks – 98.1%	Shares	Value

Chemicals – 10.7%
E.I. Du Pont de Nemours & Co.	7,732	$198,094

Diversified Financial Services – 22.0%
Bank of America Corp.	14,662	193,538
JPMorgan Chase & Co.	6,261	213,563

		407,101

Diversified Telecommunication Services – 18.9%
AT&T, Inc.	6,876	170,800
Verizon Communications, Inc.	5,840	179,463

		350,263

Food Products – 10.0%
Kraft Foods, Inc.	7,296	184,881

Industrial Conglomerates – 7.8%
General Electric Co.	12,270	143,804

Metals & Mining – 10.1%
Alcoa, Inc.	18,161	187,603

Pharmaceuticals – 18.6%
Merck & Co., Inc.	6,479	181,153
Pfizer, Inc.	10,935	164,025

		345,178

Total Common Stocks
(Cost $2,370,280)		$1,816,924

		Fair
Money Market Funds – 1.8%	Shares	Value

Fidelity Institutional Money Market Funds	33,000	$33,000
Money Market Portfolio – Class I

Total Money Market Funds (Cost $33,000)		$33,000

Total Investments – 99.9% (Cost $2,403,280) (a)		$1,849,924
Other Assets in Excess of Liabilities – 0.1%		1,548

Net Assets – 100.0%		$1,851,472

Percentages are stated as a percent of Net Assets.

Footnote:

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 10 — Second Quarter Portfolio

 Objective/Strategy

The Dow Target 10 Portfolios seek above-average total return through both capital appreciation and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2009

Average Annual Total Returns:
One year	-30.50%
Five years	-6.74%
Ten years	-3.09%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable annuity contracts. Actual performance results for variable annuity contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2009, the Dow Target 10 — Second Quarter Portfolio returned -6.71% versus -2.01% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The equities markets continued their downward trajectory through the first two months of 2009. The systemic losses plaguing the U.S. financial system remained a serious concern for investors. In hindsight, we now know that the major stock indices bottomed on the 9th of March. It was not long after that the Obama Administration stepped up to the plate to sell the American public and the world on its multi-pronged approach to fortifying many of the nation’s largest banking, brokerage and insurance institutions. In April, many of our leading banking institutions were required to undergo a series of stress tests to determine if they had sufficient capital to weather any further deterioration in the economy. As it turned out, ten of the nineteen largest were required to raise a combined $75 billion in capital and did so with ease.

With respect to performance, the DJIAsm fell 2.01% in the first half of 2009. The index declined 24.8% from the start of the year through March 9. It rebounded nicely gaining 30.3% from March 9 through June 30. There were twenty eight constituents out of thirty that remained in the index for the entire six months. Twelve of them posted gains, while the other sixteen posted losses. General Motors Corp. and Citigroup, Inc. were removed from the DJIAsm at the close of June 5 and replaced by Cisco Systems, Inc. and The Travelers Companies, Inc. General Motors Corp. and Citigroup, Inc. were at the epicenter of the financial/credit crisis. They suffered to such an extent that the U.S. government was forced to take on substantial stakes to keep them both afloat. These two holdings were the primary reason why the DJIAsm lagged the S&P 500 Index (-2.01% vs. 3.16%).

Information Technology was the best performing major sector in the first half of 2009, up 24.9%, as measured by Standard & Poor’s. Materials came in a distant second, up 13.9%. The NASDAQ Composite outperformed the DJIAsm (price-only) by the second largest first-half margin (+16.36% vs. -3.75%) since 1972, according to Bespoke Investment Group. The 20.11 percentage point spread was topped only by the 20.37 percentage point spread in 1983. Four of the top five performing DJIAsm stocks in the first half were information technology companies.

Those four information technology companies, however, were not holdings in the Portfolio. Information technology companies, while often flush with cash, tend to carry dividend yields too low for inclusion. As was the case in 2003, investors tend to opt for growth stocks over high-yielding value stocks in the early stages of an economic rebound. In 2003, the dividend-payers in the S&P 500 Index (equal weight) posted a total return of 33.4%, but significantly lagged the 61.7% gain posted by the non-payers, according to Standard & Poor’s. In the first half of 2009, the payers are down 2.43%, vs. a gain of 24.44% for the non-payers. This is not a reason to panic, in our opinion. The only year in which the dividend-paying stocks in the S&P 500 Index underperformed the non-payers this decade was 2003.

The Portfolio significantly lagged the DJIAsm in the first half of 2009. The stocks in for the entire first half performed as follows: E.I. du Pont de Nemours & Co. up 4.5%; Verizon Communications, Inc. down 6.6%; Merck & Co., Inc. down 6.8%; AT&T, Inc. down 10.0%; and Pfizer, Inc. down 12.6%.(1)

Bank of America Corp. down 51.4% in first quarter; Citigroup, Inc., down 62.2% in first quarter; General Electric Co. down 35.7% in first quarter; General Motors Corp. down 39.4% in first quarter; and JPMorgan Chase & Co. down 14.7% in first quarter were removed from the Portfolio at the annual rebalancing to start the second quarter. They were replaced by American Express Co. up 74.0% in second quarter; The Boeing Co. up 20.6% in second quarter; Caterpillar, Inc. up 19.7% in second quarter; Kraft Foods, Inc. up 15.0% in second quarter; and 3M Co. up 21.9% in second quarter.(1)

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2009.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 10 — Second Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2009 (1)

% of Net Assets

Common Stocks (2)	97.1
Money Market Funds and
Other Net Assets	2.9

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Industrials	29.6
Health Care	17.5
Telecommunication Services	16.3
Financials	14.8
Materials	9.5
Consumer Staples	9.4

97.1

Schedule of Investments	June 30, 2009 (Unaudited)

		Fair
Common Stocks – 97.1%	Shares	Value

Aerospace & Defense – 9.7%
Boeing Co. / The	4,644	$197,370

Chemicals – 9.5%
E.I. Du Pont de Nemours & Co.	7,521	192,688

Consumer Finance – 14.8%
American Express Co.	12,878	299,285

Diversified Telecommunication Services – 16.3%
AT&T, Inc.	6,555	162,826
Verizon Communications, Inc.	5,459	167,755

		330,581

Food Products – 9.4%
Kraft Foods, Inc.	7,553	191,393

Industrial Conglomerates – 10.1%
3M Co.	3,390	203,739

Machinery – 9.8%
Caterpillar, Inc.	5,992	197,976

Pharmaceuticals – 17.5%
Merck & Co., Inc.	6,211	173,659
Pfizer, Inc.	12,041	180,615
		354,274

Total Common Stocks (Cost $2,162,611)		$1,967,306

		Fair
Money Market Funds – 2.7%	Shares	Value

Fidelity Institutional Money Market Funds	54,000	$54,000
Money Market Portfolio – Class I

Total Money Market Funds (Cost $54,000)		$54,000

Total Investments – 99.8% (Cost $2,216,611) (a)		$2,021,306
Other Assets in Excess of Liabilities – 0.2%		4,534

Net Assets – 100.0%		$2,025,840

Percentages are stated as a percent of Net Assets.

Footnote:

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 10 — Third Quarter Portfolio

 Objective/Strategy

The Dow Target 10 Portfolios seek above-average total return through both capital appreciation and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2009

Average Annual Total Returns:
One year	-36.30%
Five years	-6.84%
Since inception (7/1/99)	-3.42%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable annuity contracts. Actual performance results for variable annuity contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2009, the Dow Target 10 — Third Quarter Portfolio returned -11.99% versus -2.01% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The equities markets continued their downward trajectory through the first two months of 2009. The systemic losses plaguing the U.S. financial system remained a serious concern for investors. In hindsight, we now know that the major stock indices bottomed on the 9th of March. It was not long after that the Obama Administration stepped up to the plate to sell the American public and the world on its multi-pronged approach to fortifying many of the nation’s largest banking, brokerage and insurance institutions. In April, many of our leading banking institutions were required to undergo a series of stress tests to determine if they had sufficient capital to weather any further deterioration in the economy. As it turned out, ten of the nineteen largest were required to raise a combined $75 billion in capital and did so with ease.

With respect to performance, the DJIAsm fell 2.01% in the first half of 2009. The index declined 24.8% from the start of the year through March 9. It rebounded nicely gaining 30.3% from March 9 through June 30. There were twenty eight constituents out of thirty that remained in the DJIAsm for the entire six months. Twelve of them posted gains, while the other sixteen posted losses. General Motors Corp. and Citigroup, Inc. were removed from the index at the close of June 5 and replaced by Cisco Systems, Inc. and The Travelers Companies, Inc. General Motors Corp. and Citigroup, Inc. were at the epicenter of the financial/credit crisis. They suffered to such an extent that the U.S. government was forced to take on substantial stakes to keep them both afloat. These two holdings were the primary reason why the DJIAsm lagged the S&P 500 Index (-2.01% vs. 3.16%).

Information Technology was the best performing major sector in the first half of 2009, up 24.9%, as measured by Standard & Poor’s. Materials came in a distant second, up 13.9%. The NASDAQ Composite outperformed the DJIAsm (price-only) by the second largest first-half margin (+16.36% vs. -3.75%) since 1972, according to Bespoke Investment Group. The 20.11 percentage point spread was topped only by the 20.37 percentage point spread in 1983. Four of the top five performing DJIAsm stocks in the first half were information technology companies.

Those four information technology companies, however, were not holdings in the Portfolio. Information technology companies, while often flush with cash, tend to carry dividend yields too low for inclusion. As was the case in 2003, investors tend to opt for growth stocks over high-yielding value stocks in the early stages of an economic rebound. In 2003, the dividend-payers in the S&P 500 Index (equal weight) posted a total return of 33.4%, but significantly lagged the 61.7% gain posted by the non-payers, according to Standard & Poor’s. In the first half of 2009, the payers are down 2.43%, vs. a gain of 24.44% for the non-payers. This is not a reason to panic, in our opinion. The only year in which the dividend-paying stocks in the S&P 500 Index underperformed the non-payers this decade was 2003.

The Portfolio significantly lagged the DJIAsm in the first half of 2009. The top performers were as follows: JPMorgan Chase & Co. up 9.5% and E.I. du Pont de Nemours & Co. up 4.5%. The worst performers were as follows: General Motors Corp. down 65.9%; Citigroup, Inc. down 55.6%; General Electric Co. down 25.7%; Pfizer, Inc. down 12.6%; AT&T, Inc. down 10.0%; Merck & Co., Inc. down 6.8%; Verizon Communications, Inc. down 6.6%; and Bank of America Corp. down 6.2%.(1)

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2009.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 10 — Third Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2009 (1)

% of Net Assets

Common Stocks (2)	98.4
Money Market Funds
Less Net Liabilities	1.6

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Financials	27.1
Telecommunication Services	26.7
Health Care	26.2
Materials	9.7
Industrials	7.2
Consumer Discretionary	1.5

98.4

Schedule of Investments	June 30, 2009 (Unaudited)

		Fair
Common Stocks – 98.4%	Shares	Value

Automobiles – 1.5%
General Motors Corp.	22,440	$24,460

Chemicals – 9.7%
E.I. Du Pont de Nemours & Co.	6,072	155,565

Diversified Financial Services – 27.1%
Bank of America Corp.	10,539	139,115
Citigroup, Inc.	15,025	44,624
JPMorgan Chase & Co.	7,395	252,243

		435,982

Diversified Telecommunication Services – 26.7%
AT&T, Inc.	7,911	196,509
Verizon Communications, Inc.	7,560	232,319

		428,828

Industrial Conglomerates – 7.2%
General Electric Co.	9,869	115,664

Pharmaceuticals – 26.2%
Merck & Co., Inc.	7,009	195,972
Pfizer, Inc.	14,999	224,985

		420,957

Total Common Stocks (Cost $3,026,045)		$1,581,456

		Fair
Money Market Funds – 1.6%	Shares	Value

Fidelity Institutional Money Market Funds	26,000	$26,000
Money Market Portfolio – Class I

Total Money Market Funds (Cost $26,000)		$26,000

Total Investments – 100.0% (Cost $3,052,045) (a)		$1,607,456
Liabilities in Excess of Other Assets – (0.0)%		(167)

Net Assets – 100.0%		$1,607,289

Percentages are stated as a percent of Net Assets.

Footnote:

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 10 — Fourth Quarter Portfolio

 Objective/Strategy

The Dow Target 10 Portfolios seek above-average total return through both capital appreciation and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2009

Average Annual Total Returns:
One year	-28.72%
Five years	-5.06%
Since inception (10/1/99)	-1.35%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable annuity contracts. Actual performance results for variable annuity contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2009, the Dow Target 10 — Fourth Quarter Portfolio returned -9.01% versus -2.01% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The equities markets continued their downward trajectory through the first two months of 2009. The systemic losses plaguing the U.S. financial system remained a serious concern for investors. In hindsight, we now know that the major stock indices bottomed on the 9th of March. It was not long after that the Obama Administration stepped up to the plate to sell the American public and the world on its multi-pronged approach to fortifying many of the nation’s largest banking, brokerage and insurance institutions. In April, many of our leading banking institutions were required to undergo a series of stress tests to determine if they had sufficient capital to weather any further deterioration in the economy. As it turned out, ten of the nineteen largest were required to raise a combined $75 billion in capital and did so with ease.

With respect to performance, the DJIAsm fell 2.01% in the first half of 2009. The index declined 24.8% from the start of the year through March 9. It rebounded nicely gaining 30.3% from March 9 through June 30. There were twenty eight constituents out of thirty that remained in the index for the entire six months. Twelve of them posted gains, while the other sixteen posted losses. General Motors Corp. and Citigroup, Inc. were removed from the DJIAsm at the close of June 5 and replaced by Cisco Systems, Inc. and The Travelers Companies, Inc. General Motors Corp. and Citigroup, Inc. were at the epicenter of the financial/credit crisis. They suffered to such an extent that the U.S. government was forced to take on substantial stakes to keep them both afloat. These two holdings were the primary reason why the DJIAsm lagged the S&P 500 Index (-2.01% vs. 3.16%).

Information Technology was the best performing major sector in the first half of 2009, up 24.9%, as measured by Standard & Poor’s. Materials came in a distant second, up 13.9%. The NASDAQ Composite outperformed the DJIAsm (price-only) by the second largest first-half margin (+16.36% vs. -3.75%) since 1972, according to Bespoke Investment Group. The 20.11 percentage point spread was topped only by the 20.37 percentage point spread in 1983. Four of the top five performing DJIAsm stocks in the first half were information technology companies.

Those four information technology companies, however, were not holdings in the Portfolio. Information technology companies, while often flush with cash, tend to carry dividend yields too low for inclusion. As was the case in 2003, investors tend to opt for growth stocks over high-yielding value stocks in the early stages of an economic rebound. In 2003, the dividend-payers in the S&P 500 Index (equal weight) posted a total return of 33.4%, but significantly lagged the 61.7% gain posted by the non-payers, according to Standard & Poor’s. In the first half of 2009, the payers are down 2.43%, vs. a gain of 24.44% for the non-payers. This is not a reason to panic, in our opinion. The only year in which the dividend-paying stocks in the S&P 500 Index underperformed the non-payers this decade was 2003.

The Portfolio significantly lagged the DJIAsm in the first half of 2009. The top performers were as follows: JPMorgan Chase & Co. up 9.5% and E.I. du Pont de Nemours & Co. up 4.5%. The worst performers were as follows: Citigroup, Inc. down 55.6%; General Electric Co. down 25.7%; Pfizer, Inc. down 12.6%; AT&T, Inc. down 10.0%; Merck & Co., Inc. down 6.8%; Verizon Communications, Inc. down 6.6%; Bank of America Corp. down 6.2%; and Kraft Foods, Inc. down 4.5%.(1)

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2009.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 10 — Fourth Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2009 (1)

% of Net Assets

Common Stocks (2)	97.4
Money Market Funds and Other Net Assets	2.6

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	27.0
Health Care	24.8
Financials	18.3
Consumer Staples	11.3
Materials	9.3
Industrials	6.7

97.4

Schedule of Investments	June 30, 2009 (Unaudited)

		Fair
Common Stocks – 97.4%	Shares	Value

Chemicals – 9.3%
E.I. Du Pont de Nemours & Co.	6,329	$162,149

Diversified Financial Services – 18.3%
Bank of America Corp.	7,291	96,241
Citigroup, Inc.	12,439	36,944
JPMorgan Chase & Co.	5,463	186,343

		319,528

Diversified Telecommunication Services – 27.0%
AT&T, Inc.	9,137	226,963
Verizon Communications, Inc.	7,951	244,334

		471,297

Food Products – 11.3%
Kraft Foods, Inc.	7,788	197,348

Industrial Conglomerates – 6.7%
General Electric Co.	10,004	117,247

Pharmaceuticals – 24.8%
Merck & Co., Inc.	8,082	225,973
Pfizer, Inc.	13,836	207,540

		433,513

Total Common Stocks (Cost $2,776,025)		$1,701,082

		Fair
Money Market Funds – 2.5%	Shares	Value

Fidelity Institutional Money Market Funds	44,000	$44,000
Money Market Portfolio – Class I

Total Money Market Funds (Cost $44,000)		$44,000

Total Investments – 99.9% (Cost $2,820,025) (a)		$1,745,082
Other Assets in Excess of Liabilities – 0.1%		2,591

Net Assets – 100.0%		$1,747,673

Percentages are stated as a percent of Net Assets.

Footnote:

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — First Quarter Portfolio

 Objective/Strategy

The Dow Target 5 Portfolios seek above-average total return through both capital appreciation and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2009

Average Annual Total Returns:
One year	-32.69%
Five years	-5.38%
Since inception (1/3/00)	-1.77%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable annuity contracts. Actual performance results for variable annuity contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2009, the Dow Target 5 — First Quarter Portfolio returned -8.78% versus -2.01% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The equities markets continued their downward trajectory through the first two months of 2009. The systemic losses plaguing the U.S. financial system remained a serious concern for investors. In hindsight, we now know that the major stock indices bottomed on the 9th of March. It was not long after that the Obama Administration stepped up to the plate to sell the American public and the world on its multi-pronged approach to fortifying many of the nation’s largest banking, brokerage and insurance institutions. In April, many of our leading banking institutions were required to undergo a series of stress tests to determine if they had sufficient capital to weather any further deterioration in the economy. As it turned out, ten of the nineteen largest were required to raise a combined $75 billion in capital and did so with ease.

With respect to performance, the DJIAsm fell 2.01% in the first half of 2009. The index declined 24.8% from the start of the year through March 9. It rebounded nicely gaining 30.3% from March 9 through June 30. There were twenty eight constituents out of thirty that remained in the DJIAsm for the entire six months. Twelve of them posted gains, while the other sixteen posted losses. General Motors Corp. and Citigroup, Inc. were removed from the index at the close of June 5 and replaced by Cisco Systems, Inc. and The Travelers Companies, Inc. General Motors Corp. and Citigroup, Inc. were at the epicenter of the financial/credit crisis. They suffered to such an extent that the U.S. government was forced to take on substantial stakes to keep them both afloat. These two holdings were the primary reason why the DJIAsm lagged the S&P 500 Index (-2.01% vs. 3.16%).

Information Technology was the best performing major sector in the first half of 2009, up 24.9%, as measured by Standard & Poor’s. Materials came in a distant second, up 13.9%. The NASDAQ Composite outperformed the DJIAsm (price-only) by the second largest first-half margin (+16.36% vs. -3.75%) since 1972, according to Bespoke Investment Group. The 20.11 percentage point spread was topped only by the 20.37 percentage point spread in 1983. Four of the top five performing DJIAsm stocks in the first half were information technology companies.

Those four information technology companies, however, were not holdings in the Portfolio. Information technology companies, while often flush with cash, tend to carry dividend yields too low for inclusion. As was the case in 2003, investors tend to opt for growth stocks over high-yielding value stocks in the early stages of an economic rebound. In 2003, the dividend-payers in the S&P 500 Index (equal weight) posted a total return of 33.4%, but significantly lagged the 61.7% gain posted by the non-payers, according to Standard & Poor’s. In the first half of 2009, the payers are down 2.43%, vs. a gain of 24.44% for the non-payers. This is not a reason to panic, in our opinion. The only year in which the dividend-paying stocks in the S&P 500 Index underperformed the non-payers this decade was 2003.

The Portfolio significantly lagged the DJIAsm in the first half of 2009. The stocks performed as follows: E.I. du Pont de Nemours & Co. up 4.5%; Bank of America Corp. down 6.2%; Alcoa, Inc. down 6.5%; Pfizer, Inc. down 12.6%; and General Electric Co. down 25.7%.(1)

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2009.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 5 — First Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2009 (1)

% of Net Assets

Common Stocks (2)	97.5
Money Market Funds Less Net Liabilities	2.5

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Materials	42.4
Financials	21.3
Health Care	18.0
Industrials	15.8

97.5

Schedule of Investments	June 30, 2009 (Unaudited)

		Fair
Common Stocks – 97.5%	Shares	Value

Chemicals – 21.8%
E.I. Du Pont de Nemours & Co.	10,974	$281,154

Diversified Financial Services – 21.3%
Bank of America Corp.	20,812	274,719

Industrial Conglomerates – 15.8%
General Electric Co.	17,417	204,127

Metals & Mining – 20.6%
Alcoa, Inc.	25,776	266,266

Pharmaceuticals – 18.0%
Pfizer, Inc.	15,524	232,860

Total Common Stocks (Cost $1,688,038)		$1,259,126

		Fair
Money Market Funds – 2.6%	Shares	Value

Fidelity Institutional Money Market Funds	33,000	$33,000
Money Market Portfolio – Class I

Total Money Market Funds (Cost $33,000)		$33,000

Total Investments – 100.1% (Cost $1,721,038) (a)		$1,292,126
Liabilities in Excess of Other Assets – (0.1)%		(945)

Net Assets – 100.0%		$1,291,181

Percentages are stated as a percent of Net Assets.

Footnote:

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Second Quarter Portfolio

 Objective/Strategy

The Dow Target 5 Portfolios seek above-average total return through both capital appreciation and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2009

Average Annual Total Returns:
One year	-35.72%
Five years	-6.18%
Since inception (4/3/00)	-1.40%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable annuity contracts. Actual performance results for variable annuity contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2009, the Dow Target 5 — Second Quarter Portfolio returned -10.29% versus -2.01% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The equities markets continued their downward trajectory through the first two months of 2009. The systemic losses plaguing the U.S. financial system remained a serious concern for investors. In hindsight, we now know that the major stock indices bottomed on the 9th of March. It was not long after that the Obama Administration stepped up to the plate to sell the American public and the world on its multi-pronged approach to fortifying many of the nation’s largest banking, brokerage and insurance institutions. In April, many of our leading banking institutions were required to undergo a series of stress tests to determine if they had sufficient capital to weather any further deterioration in the economy. As it turned out, ten of the nineteen largest were required to raise a combined $75 billion in capital and did so with ease.

With respect to performance, the DJIAsm fell 2.01% in the first half of 2009. The index declined 24.8% from the start of the year through March 9. It rebounded nicely gaining 30.3% from March 9 through June 30. There were twenty eight constituents out of thirty that remained in the DJIAsm for the entire six months. Twelve of them posted gains, while the other sixteen posted losses. General Motors Corp. and Citigroup, Inc. were removed from the index at the close of June 5 and replaced by Cisco Systems, Inc. and The Travelers Companies, Inc. General Motors Corp. and Citigroup, Inc. were at the epicenter of the financial/credit crisis. They suffered to such an extent that the U.S. government was forced to take on substantial stakes to keep them both afloat. These two holdings were the primary reason why the DJIAsm lagged the S&P 500 Index (-2.01% vs. 3.16%).

Information Technology was the best performing major sector in the first half of 2009, up 24.9%, as measured by Standard & Poor’s. Materials came in a distant second, up 13.9%. The NASDAQ Composite outperformed the DJIAsm (price-only) by the second largest first-half margin (+16.36% vs. -3.75%) since 1972, according to Bespoke Investment Group. The 20.11 percentage point spread was topped only by the 20.37 percentage point spread in 1983. Four of the top five performing DJIAsm stocks in the first half were information technology companies.

Those four information technology companies, however, were not holdings in the Portfolio. Information technology companies, while often flush with cash, tend to carry dividend yields too low for inclusion. As was the case in 2003, investors tend to opt for growth stocks over high-yielding value stocks in the early stages of an economic rebound. In 2003, the dividend-payers in the S&P 500 Index (equal weight) posted a total return of 33.4%, but significantly lagged the 61.7% gain posted by the non-payers, according to Standard & Poor’s. In the first half of 2009, the payers are down 2.43%, vs. a gain of 24.44% for the non-payers. This is not a reason to panic, in our opinion. The only year in which the dividend-paying stocks in the S&P 500 Index underperformed the non-payers this decade was 2003.

The Portfolio significantly lagged the DJIAsm in the first half of 2009. The stock in for the entire half was Pfizer, Inc. down 12.6%. Citigroup, Inc. down 62.2% in first quarter; General Electric Co. down 35.7% in first quarter; General Motors Corp. down 39.4% in first quarter; and Verizon Communications, Inc. down 9.6% in first quarter were removed from the Portfolio at the annual rebalancing to start the second quarter. They were replaced by American Express Co. up 74.0% in second quarter; E.I. du Pont de Nemours & Co. up 16.5% in second quarter; Kraft Foods, Inc. up 15.0% in second quarter; and AT&T, Inc. up 0.2% in second quarter.(1)

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2009.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 5 — Second Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2009 (1)

% of Net Assets

Common Stocks (2)	94.6
Money Market Funds and Other Net Assets	5.4

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Financials	27.6
Materials	17.8
Consumer Staples	17.6
Health Care	16.6
Telecommunication Services	15.0

94.6

Schedule of Investments	June 30, 2009 (Unaudited)

		Fair
Common Stocks – 94.6%	Shares	Value

Chemicals – 17.8%
E.I. Du Pont de Nemours & Co.	6,633	$169,938

Consumer Finance – 27.6%
American Express Co.	11,354	263,867

Diversified Telecommunication Services – 15.0%
AT&T, Inc.	5,780	143,575

Food Products – 17.6%
Kraft Foods, Inc.	6,659	168,739

Pharmaceuticals – 16.6%
Pfizer, Inc.	10,615	159,225

Total Common Stocks (Cost $852,852)		$905,344

		Fair
Money Market Funds – 5.2%	Shares	Value

Federated Prime Cash Obligations Fund	2,000	$2,000
Institutional Class
Fidelity Institutional Money Market Funds	48,000	48,000
Money Market Portfolio – Class I

Total Money Market Funds (Cost $50,000)		$50,000

Total Investments – 99.8% (Cost $902,852) (a)		$955,344
Other Assets in Excess of Liabilities – 0.2%		2,042

Net Assets – 100.0%		$957,386

Percentages are stated as a percent of Net Assets.

Footnote:

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Third Quarter Portfolio

 Objective/Strategy

The Dow Target 5 Portfolios seek above-average total return through both capital appreciation and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2009

Average Annual Total Returns:
One year	-54.90%
Five years	-13.91%
Since inception (7/3/00)	-6.73%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable annuity contracts. Actual performance results for variable annuity contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2009, the Dow Target 5 — Third Quarter Portfolio returned -25.00% versus -2.01% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The equities markets continued their downward trajectory through the first two months of 2009. The systemic losses plaguing the U.S. financial system remained a serious concern for investors. In hindsight, we now know that the major stock indices bottomed on the 9th of March. It was not long after that the Obama Administration stepped up to the plate to sell the American public and the world on its multi-pronged approach to fortifying many of the nation’s largest banking, brokerage and insurance institutions. In April, many of our leading banking institutions were required to undergo a series of stress tests to determine if they had sufficient capital to weather any further deterioration in the economy. As it turned out, ten of the nineteen largest were required to raise a combined $75 billion in capital and did so with ease.

With respect to performance, the DJIAsm fell 2.01% in the first half of 2009. The index declined 24.8% from the start of the year through March 9. It rebounded nicely gaining 30.3% from March 9 through June 30. There were twenty eight constituents out of thirty that remained in the DJIAsm for the entire six months. Twelve of them posted gains, while the other sixteen posted losses. General Motors Corp. and Citigroup, Inc. were removed from the index at the close of June 5 and replaced by Cisco Systems, Inc. and The Travelers Companies, Inc. General Motors Corp. and Citigroup, Inc. were at the epicenter of the financial/credit crisis. They suffered to such an extent that the U.S. government was forced to take on substantial stakes to keep them both afloat. These two holdings were the primary reason why the DJIAsm lagged the S&P 500 Index (-2.01% vs. 3.16%).

Information Technology was the best performing major sector in the first half of 2009, up 24.9%, as measured by Standard & Poor’s. Materials came in a distant second, up 13.9%. The NASDAQ Composite outperformed the DJIAsm (price-only) by the second largest first-half margin (+16.36% vs. -3.75%) since 1972, according to Bespoke Investment Group. The 20.11 percentage point spread was topped only by the 20.37 percentage point spread in 1983. Four of the top five performing DJIAsm stocks in the first half were information technology companies.

Those four information technology companies, however, were not holdings in the Portfolio. Information technology companies, while often flush with cash, tend to carry dividend yields too low for inclusion. As was the case in 2003, investors tend to opt for growth stocks over high-yielding value stocks in the early stages of an economic rebound. In 2003, the dividend-payers in the S&P 500 Index (equal weight) posted a total return of 33.4%, but significantly lagged the 61.7% gain posted by the non-payers, according to Standard & Poor’s. In the first half of 2009, the payers are down 2.43%, vs. a gain of 24.44% for the non-payers. This is not a reason to panic, in our opinion. The only year in which the dividend-paying stocks in the S&P 500 Index underperformed the non-payers this decade was 2003.

The Portfolio significantly underperformed the DJIAsm in the first half of 2009. The stocks performed as follows: Bank of America Corp. down 6.2%; Pfizer, Inc. down 12.6%; General Electric Co. down 25.7%; Citigroup, Inc. down 55.6%; and General Motors Corp. down 65.9%.(1)

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2009.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 5 — Third Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2009 (1)

% of Net Assets

Common Stocks (2)	89.5
Money Market Funds and Other Net Assets	10.5

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Health Care	36.7
Financials	29.9
Industrials	18.5
Consumer Discretionary	4.4

89.5

Schedule of Investments	June 30, 2009 (Unaudited)

		Fair
Common Stocks – 89.5%	Shares	Value

Automobiles – 4.4%
General Motors Corp.	22,337	$24,347

Diversified Financial Services – 29.9%
Bank of America Corp.	9,492	125,295
Citigroup, Inc.	13,957	41,452

		166,747

Industrial Conglomerates – 18.5%
General Electric Co.	8,822	103,394

Pharmaceuticals – 36.7%
Pfizer, Inc.	13,629	204,435

Total Common Stocks (Cost $1,304,827)		$498,923

		Fair
Money Market Funds – 10.1%	Shares	Value

Federated Prime Cash Obligations Fund	28,000	$28,000
Institutional Class
Fidelity Institutional Money Market Funds	28,000	28,000
Money Market Portfolio – Class I

Total Money Market Funds (Cost $56,000)		$56,000

Total Investments – 99.6% (Cost $1,360,827) (a)		$554,923
Other Assets in Excess of Liabilities – 0.4%		2,380

Net Assets – 100.0%		$557,303

Percentages are stated as a percent of Net Assets.

Footnote:

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Fourth Quarter Portfolio

 Objective/Strategy

The Dow Target 5 Portfolios seek above-average total return through both capital appreciation and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2009

Average Annual Total Returns:
One year	-41.26%
Five years	-7.70%
Since inception (10/1/99)	-3.29%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable annuity contracts. Actual performance results for variable annuity contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2009, the Dow Target 5 — Fourth Quarter Portfolio returned -17.55% versus -2.01% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The equities markets continued their downward trajectory through the first two months of 2009. The systemic losses plaguing the U.S. financial system remained a serious concern for investors. In hindsight, we now know that the major stock indices bottomed on the 9th of March. It was not long after that the Obama Administration stepped up to the plate to sell the American public and the world on its multi-pronged approach to fortifying many of the nation’s largest banking, brokerage and insurance institutions. In April, many of our leading banking institutions were required to undergo a series of stress tests to determine if they had sufficient capital to weather any further deterioration in the economy. As it turned out, ten of the nineteen largest were required to raise a combined $75 billion in capital and did so with ease.

With respect to performance, the DJIAsm fell 2.01% in the first half of 2009. The index declined 24.8% from the start of the year through March 9. It rebounded nicely gaining 30.3% from March 9 through June 30. There were twenty eight constituents out of thirty that remained in the DJIAsm for the entire six months. Twelve of them posted gains, while the other sixteen posted losses. General Motors Corp. and Citigroup, Inc. were removed from the index at the close of June 5 and replaced by Cisco Systems, Inc. and The Travelers Companies, Inc. General Motors Corp. and Citigroup, Inc. were at the epicenter of the financial/credit crisis. They suffered to such an extent that the U.S. government was forced to take on substantial stakes to keep them both afloat. These two holdings were the primary reason why the DJIAsm lagged the S&P 500 Index (-2.01% vs. 3.16%).

Information Technology was the best performing major sector in the first half of 2009, up 24.9%, as measured by Standard & Poor’s. Materials came in a distant second, up 13.9%. The NASDAQ Composite outperformed the DJIAsm (price-only) by the second largest first-half margin (+16.36% vs. -3.75%) since 1972, according to Bespoke Investment Group. The 20.11 percentage point spread was topped only by the 20.37 percentage point spread in 1983. Four of the top five performing DJIAsm stocks in the first half were information technology companies.

Those four information technology companies, however, were not holdings in the Portfolio. Information technology companies, while often flush with cash, tend to carry dividend yields too low for inclusion. As was the case in 2003, investors tend to opt for growth stocks over high-yielding value stocks in the early stages of an economic rebound. In 2003, the dividend-payers in the S&P 500 Index (equal weight) posted a total return of 33.4%, but significantly lagged the 61.7% gain posted by the non-payers, according to Standard & Poor’s. In the first half of 2009, the payers are down 2.43%, vs. a gain of 24.44% for the non-payers. This is not a reason to panic, in our opinion. The only year in which the dividend-paying stocks in the S&P 500 Index underperformed the non-payers this decade was 2003.

The Portfolio significantly underperformed the DJIAsm in the first half of 2009. The stocks performed as follows: Bank of America Corp. down 6.2%; AT&T, Inc. down 10.0%; Pfizer, Inc. down 12.6%; General Electric Co. down 25.7%; Citigroup, Inc. down 55.6%; and General Motors Corp. down 65.9%.(1)

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2009.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 5 — Fourth Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2009 (1)

% of Net Assets

Common Stocks (2)	93.0
Money Market Funds
Less Net Liabilities	7.0

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	30.8
Health Care	28.3
Financials	18.0
Industrials	15.9

93.0

Schedule of Investments	June 30, 2009 (Unaudited)

		Fair
Common Stocks – 93.0%	Shares	Value

Diversified Financial Services – 18.0%
Bank of America Corp.	9,036	$119,275
Citigroup, Inc.	16,956	50,359

		169,634

Diversified Telecommunication Services – 30.8%
AT&T, Inc.	11,656	289,535

Industrial Conglomerates – 15.9%
General Electric Co.	12,738	149,290

Pharmaceuticals – 28.3%
Pfizer, Inc.	17,760	266,400

Total Common Stocks (Cost $1,691,380)		$874,859

		Fair
Money Market Funds – 7.1%	Shares	Value

Federated Prime Cash Obligations Fund	20,000	$20,000
Institutional Class
Fidelity Institutional Money Market Funds	47,000	47,000
Money Market Portfolio – Class I

Total Money Market Funds (Cost $67,000)		$67,000

Total Investments – 100.1% (Cost $1,758,380) (a)		$941,859
Liabilities in Excess of Other Assets – (0.1)%		(518)

Net Assets – 100.0%		$941,341

Percentages are stated as a percent of Net Assets.

Footnote:

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

Statements of Assets and Liabilities	June 30, 2009 (Unaudited)

	Dow Target 10 Portfolios
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Assets:
Investments in securities, at cost	$2,403,280	$2,216,611	$3,052,045	$2,820,025

Investments in securities, at fair value	$1,849,924	$2,021,306	$1,607,456	$1,745,082
Cash	105	525	53	575
Receivable for membership interest sold	—	1,742	—	—
Dividends and accrued interest receivable	5,827	6,983	3,672	6,420
Prepaid expenses and other assets	15	21	16	14
Due from adviser	113	17	—	—

Total assets	1,855,984	2,030,594	1,611,197	1,752,091

Liabilities:
Payable for membership interest redeemed	177	116	68	60
Payable for investment management services	918	1,031	795	865
Accrued custody expense	256	93	29	109
Accrued professional fees	1,545	1,621	1,497	1,535
Accrued accounting fees	230	240	225	226
Accrued printing and other expenses	1,383	1,645	1,259	1,312
Other accrued expenses	3	8	35	311

Total liabilities	4,512	4,754	3,908	4,418

Net assets	$1,851,472	$2,025,840	$1,607,289	$1,747,673

Net assets consist of:
Par value, $1 per membership interest	$272,606	$291,616	$263,772	$230,716
Paid-in capital in excess of par value	2,241,653	2,819,355	2,274,930	2,508,767
Accumulated net realized gain (loss) on investments	(377,547)	(1,200,833)	202,625	(184,350)
Net unrealized depreciation on investments	(553,356)	(195,305)	(1,444,589)	(1,074,943)
Undistributed net investment income	268,116	311,007	310,551	267,483

Net assets	$1,851,472	$2,025,840	$1,607,289	$1,747,673

Membership interest outstanding	272,606	291,616	263,772	230,716
Net asset value per membership interest	$6.79	$6.95	$6.09	$7.57

Statements of Operations	For the Six-Month Period Ended June 30, 2009 (Unaudited)

	Dow Target 10 Portfolios
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Investment income:
Interest	$169	$185	$113	$102
Dividends	40,121	46,535	40,367	46,606

Total investment income	40,290	46,720	40,480	46,708

Expenses:
Management fees	4,813	5,231	4,769	5,178
Custodian fees	448	504	19	227
Managers’ (Board) fees	452	491	445	478
Professional fees	2,856	3,028	2,761	2,837
Accounting fees	1,021	1,055	1,006	1,023
Printing and filing fees	1,783	2,107	1,733	1,835
Other	27	32	33	332

Total expenses	11,400	12,448	10,766	11,910

Less expenses reduced or reimbursed by adviser	113	17	17	—

Net expenses	11,287	12,431	10,749	11,910

Net investment income	29,003	34,289	29,731	34,798

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(613,682)	(1,462,365)	(130,582)	(222,563)
Change in unrealized appreciation/depreciation on investments	530,523	1,309,666	(154,775)	(30,678)

Net loss on investments	(83,159)	(152,699)	(285,357)	(253,241)

Change in net assets from operations	$(54,156)	$(118,410)	$(255,626)	$(218,443)

(continued)

The Dow® Target Variable Fund LLC

Statements of Assets and Liabilities (Continued)	June 30, 2009 (Unaudited)

	Dow Target 5 Portfolios
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Assets:
Investments in securities, at cost	$1,721,038	$902,852	$1,360,827	$1,758,380

Investments in securities, at fair value	$1,292,126	$955,344	$554,923	$941,859
Cash	509	343	2,848	530
Receivable for membership interest sold	—	5	—	—
Dividends and accrued interest receivable	1,763	3,991	993	1,379
Prepaid expenses and other assets	12	9	8	8
Due from adviser	168	433	718	321

Total assets	1,294,578	960,125	559,490	944,097

Liabilities:
Payable for membership interest redeemed	75	26	75	27
Payable for investment management services	649	476	280	475
Accrued custody expense	75	37	32	32
Accrued professional fees	1,364	1,250	1,131	1,280
Accrued accounting fees	192	181	169	186
Accrued printing and other expenses	1,040	768	499	753
Other accrued expenses	2	1	1	3

Total liabilities	3,397	2,739	2,187	2,756

Net assets	$1,291,181	$957,386	$557,303	$941,341

Net assets consist of:
Par value, $1 per membership interest	$194,247	$156,967	$134,521	$150,501
Paid-in capital in excess of par value	2,178,050	1,674,556	1,409,666	1,538,354
Accumulated net realized loss on investments	(840,952)	(1,090,380)	(301,960)	(80,154)
Net unrealized appreciation/depreciation on investments	(428,912)	52,492	(805,904)	(816,521)
Undistributed net investment income	188,748	163,751	120,980	149,161

Net assets	$1,291,181	$957,386	$557,303	$941,341

Membership interest outstanding	194,247	156,967	134,521	150,501
Net asset value per membership interest	$6.65	$6.10	$4.14	$6.25

Statements of Operations (Continued)	For the Six-Month Period Ended June 30, 2009 (Unaudited)

	Dow Target 5 Portfolios
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Investment income:
Interest	$105	$113	$71	$93
Dividends	30,500	22,805	11,808	26,916

Total investment income	30,605	22,918	11,879	27,009

Expenses:
Management fees	3,511	2,456	1,678	2,905
Custodian fees	171	293	—	—
Managers’ (Board) fees	324	229	155	279
Professional fees	2,453	2,198	1,939	2,231
Accounting fees	837	782	727	826
Printing and filing fees	1,357	997	676	1,040
Other	24	19	13	17

Total expenses	8,677	6,974	5,188	7,298

Less expenses reduced or reimbursed by adviser	168	433	718	321

Net expenses	8,509	6,541	4,470	6,977

Net investment income	22,096	16,377	7,409	20,032

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(1,110,404)	(1,126,055)	(152,099)	(182,798)
Change in unrealized appreciation/depreciation on investments	958,620	1,001,464	(62,271)	(65,147)

Net loss on investments	(151,784)	(124,591)	(214,370)	(247,945)

Change in net assets from operations	$(129,688)	$(108,214)	$(206,961)	$(227,913)

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

 Statements of Changes in Net Assets

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year	Period Ended	Year
	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$29,003	$95,697	$34,289	$110,111	$29,731	$107,034	$34,798	$99,073
Net realized gain (loss) on investments	(613,682)	14,089	(1,462,365)	(8,249)	(130,582)	50,261	(222,563)	(178,716)
Change in unrealized appreciation/depreciation on investments	530,523	(1,316,904)	1,309,666	(1,876,465)	(154,775)	(1,627,775)	(30,678)	(1,123,331)

Change in net assets from operations	(54,156)	(1,207,118)	(118,410)	(1,774,603)	(255,626)	(1,470,480)	(218,443)	(1,202,974)

Capital transactions:
Received from shares sold	375,819	1,269,088	568,114	1,184,822	859	466,809	7,148	1,003,863
Paid for shares redeemed	(156,422)	(1,295,136)	(358,457)	(1,080,886)	(157,680)	(1,202,023)	(231,078)	(2,710,269)

Change in net assets from capital transactions	219,397	(26,048)	209,657	103,936	(156,821)	(735,214)	(223,930)	(1,706,406)

Change in net assets	165,241	(1,233,166)	91,247	(1,670,667)	(412,447)	(2,205,694)	(442,373)	(2,909,380)
Net Assets:
Beginning of period	1,686,231	2,919,397	1,934,593	3,605,260	2,019,736	4,225,430	2,190,046	5,099,426

End of period	$1,851,472	$1,686,231	$2,025,840	$1,934,593	$1,607,289	$2,019,736	$1,747,673	$2,190,046

Undistributed net investment income	$268,116	$239,113	$311,007	$276,718	$310,551	$280,820	$267,483	$232,685

 Statements of Changes in Net Assets

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year	Period Ended	Year
	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$22,096	$87,542	$16,377	$69,731	$7,409	$55,550	$20,032	$66,743
Net realized loss on investments	(1,110,404)	(93,969)	(1,126,055)	(255,896)	(152,099)	(213,339)	(182,798)	(165,661)
Change in unrealized appreciation/depreciation on investments	958,620	(1,538,684)	1,001,464	(1,012,386)	(62,271)	(801,393)	(65,147)	(765,388)

Change in net assets from operations	(129,688)	(1,545,111)	(108,214)	(1,198,551)	(206,961)	(959,182)	(227,913)	(864,306)

Capital transactions:
Received from membership interests sold	159,635	1,821,125	205,982	772,591	—	599,237	17,278	404,383
Paid for membership interests redeemed	(150,796)	(675,912)	(111,808)	(738,957)	(53,809)	(596,301)	(151,952)	(471,630)

Change in net assets from capital transactions	8,839	1,145,213	94,174	33,634	(53,809)	2,936	(134,674)	(67,247)

Change in net assets	(120,849)	(399,898)	(14,040)	(1,164,917)	(260,770)	(956,246)	(362,587)	(931,553)
Net Assets:
Beginning of period	1,412,030	1,811,928	971,426	2,136,343	818,073	1,774,319	1,303,928	2,235,481

End of period	$1,291,181	$1,412,030	$957,386	$971,426	$557,303	$818,073	$941,341	$1,303,928

Undistributed net investment income	$188,748	$166,652	$163,751	$147,374	$120,980	$113,571	$149,161	$129,129

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

 Financial Highlights

	Dow Target 10 — First Quarter						Dow Target 10 — Second Quarter
	Six-Month						Six-Month
	Period Ended		Year	Year	Year	Year	Period Ended		Year	Year	Year	Year
	06/30/09		Ended	Ended	Ended	Ended	06/30/09		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05

Selected Per-Share Data:
Net asset value, beginning of period	$7.27		$11.62	$11.55	$9.64	$10.28	$7.45		$13.88	$13.21	$10.81	$11.10
Income (loss) from operations:
Net investment income	0.11	(c)	0.46	0.30	0.45	0.41	—		0.42	0.39	0.45	0.39
Net realized and unrealized gain (loss)
on investments	(0.59)		(4.81)	(0.23)	2.33	(1.05)	(0.50)		(6.85)	0.28	2.76	(0.68)

Total income (loss) from operations	(0.48)		(4.35)	0.07	2.78	(0.64)	(0.50)		(6.43)	0.67	3.21	(0.29)

Distributions:
Distributions from net investment income	—		—	—	(0.87)	—	—		—	—	(0.81)	—

Net asset value, end of period	$6.79		$7.27	$11.62	$11.55	$9.64	$6.95		$7.45	$13.88	$13.21	$10.81

Total return	−6.60	%(b)	−37.44%	0.61%	28.86%	−6.23%	−6.71	%(b)	−46.33%	5.07%	29.64%	−2.61%
Ratios and supplemental data:
Net assets at end of period (millions)	$1.9		$1.7	$2.9	$2.5	$2.3	$2.0		$1.9	$3.6	$3.4	$3.0
Ratio to average net assets:
Ratios net of expenses reduced or reimbursed by adviser:
Expenses	1.41	%(a)	1.03%	0.93%	0.98%	0.93%	1.42	%(a)	1.00%	0.91%	0.94%	0.89%
Net investment income	3.61	%(a)	3.48%	2.63%	2.92%	3.25%	3.93	%(a)	3.75%	2.59%	2.91%	3.29%
Ratio assuming no expenses reduced or reimbursed by adviser:
Expenses	1.42	%(a)	1.03%	0.93%	0.98%	0.93%	1.43	%(a)	1.00%	0.91%	0.94%	0.89%
Portfolio turnover rate	50%		54%	25%	22%	45%	53%		56%	37%	10%	54%

(a)	Annualized.

(b) Not annualized.

(c) Calculated using the average daily shares method.

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 10 — Third Quarter						Dow Target 10 — Fourth Quarter
	Six-Month						Six-Month
	Period Ended		Year	Year	Year	Year	Period Ended		Year	Year	Year	Year
	06/30/09		Ended	Ended	Ended	Ended	06/30/09		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05

Selected Per-Share Data:
Net asset value, beginning of period	$6.92		$11.64	$11.03	$9.07	$9.59	$8.32		$12.80	$12.36	$10.18	$10.66
Income (loss) from operations:
Net investment income	0.22		0.48	0.29	0.22	0.32	0.27		0.55	0.14	0.21	0.32
Net realized and unrealized gain (loss)
on investments	(1.05)		(5.20)	0.32	2.32	(0.84)	(1.02)		(5.03)	0.30	2.58	(0.80)

Total income (loss) from operations	(0.83)		(4.72)	0.61	2.54	(0.52)	(0.75)		(4.48)	0.44	2.79	(0.48)

Distributions:
Distributions from net investment income	—		—	—	(0.58)	—	—		—	—	(0.61)	—

Net asset value, end of period	$6.09		$6.92	$11.64	$11.03	$9.07	$7.57		$8.32	$12.80	$12.36	$10.18

Total return	−11.99	%(b)	−40.55%	5.53%	27.96%	−5.42%	−9.01	%(b)	−35.00%	3.56%	27.41%	−4.50%
Ratios and supplemental data:
Net assets at end of period (millions)	$1.6		$2.0	$4.2	$4.0	$2.9	$1.7		$2.2	$5.1	$2.9	$2.1
Ratio to average net assets:
Ratios net of expenses reduced or reimbursed by adviser:
Expenses	1.35	%(a)	0.98%	0.90%	0.95%	0.90%	1.38	%(a)	1.00%	0.97%	0.98%	0.99%
Net investment income	3.74	%(a)	3.56%	2.67%	2.89%	3.19%	4.03	%(a)	3.42%	2.91%	2.88%	3.16%
Ratio assuming no expenses reduced or reimbursed by adviser:
Expenses	1.35	%(a)	0.98%	0.90%	0.95%	0.90%	1.38	%(a)	1.00%	0.97%	0.98%	0.99%
Portfolio turnover rate	0%		34%	40%	30%	41%	1%		60%	36%	22%	35%
(a) Annualized.

(b) Not annualized.

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 5 — First Quarter						Dow Target 5 — Second Quarter
	Six-Month						Six-Month
	Period Ended		Year	Year	Year	Year	Period Ended		Year	Year	Year	Year
	06/30/09		Ended	Ended	Ended	Ended	06/30/09		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05

Selected Per-Share Data:
Net asset value, beginning of period	$7.29		$14.13	$13.73	$10.23	$10.46	$6.80		$13.40	$12.78	$9.71	$10.02
Income (loss) from operations:
Net investment income	0.11		0.24	0.40	0.43	0.24	0.01		0.54	0.30	0.29	0.30
Net realized and unrealized gain (loss) on
investments	(0.75)		(7.08)	—	3.75	(0.47)	(0.71)		(7.14)	0.32	3.39	(0.61)

Total income (loss) from operations	(0.64)		(6.84)	0.40	4.18	(0.23)	(0.70)		(6.60)	0.62	3.68	(0.31)

Distributions:
Distributions from net investment income	—		—	—	(0.68)	—	—		—	—	(0.61)	—

Net asset value, end of period	$6.65		$7.29	$14.13	$13.73	$10.23	$6.10		$6.80	$13.40	$12.78	$9.71

Total return	−8.78	%(b)	−48.41%	2.91%	40.83%	−2.20%	−10.29	%(b)	−49.25%	4.85%	37.87%	−3.09%
Ratios and supplemental data:
Net assets at end of period (millions)	$1.3		$1.4	$1.8	$1.6	$1.2	$1.0		$1.0	$2.1	$1.5	$1.0
Ratio to average net assets:
Ratios net of expenses reduced or reimbursed by adviser:
Expenses	1.45	%(a)	1.02%	0.99%	0.99%	1.20%	1.60	%(a)	1.08%	1.00%	1.01%	1.31%
Net investment income	3.78	%(a)	3.67%	2.66%	3.15%	2.69%	4.00	%(a)	3.99%	2.62%	2.99%	3.14%
Ratio assuming no expenses reduced or reimbursed by adviser:
Expenses	1.48	%(a)	1.02%	0.99%	0.99%	1.20%	1.70	%(a)	1.08%	1.00%	1.01%	1.31%
Portfolio turnover rate	84%		56%	54%	50%	55%	73%		62%	54%	29%	71%
(a) Annualized.

(b) Not annualized.

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 5 — Third Quarter						Dow Target 5 — Fourth Quarter
	Six-Month						Six-Month
	Period Ended		Year	Year	Year	Year	Period Ended		Year	Year	Year	Year
	06/30/09		Ended	Ended	Ended	Ended	06/30/09		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05	(Unaudited)		12/31/08	12/31/07	12/31/06	12/31/05

Selected Per-Share Data:
Net asset value, beginning of period	$5.52		$11.51	$10.57	$8.09	$10.01	$7.58		$12.90	$12.06	$9.10	$10.40
Income (loss) from operations:
Net investment income	0.13		0.39	0.23	0.12	0.26	0.24		0.39	0.19	0.19	0.29
Net realized and unrealized gain (loss) on
investments	(1.51)		(6.38)	0.71	2.82	(2.18)	(1.57)		(5.71)	0.65	3.30	(1.59)

Total income (loss) from operations	(1.38)		(5.99)	0.94	2.94	(1.92)	(1.33)		(5.32)	0.84	3.49	(1.30)

Distributions:
Distributions from net investment income	—		—	—	(0.46)	—	—		—	—	(0.53)	—

Net asset value, end of period	$4.14		$5.52	$11.51	$10.57	$8.09	$6.25		$7.58	$12.90	$12.06	$9.10

Total return	−25.00	%(b)	−52.04%	8.89%	36.37%	−19.18%	−17.55	%(b)	−41.24%	6.97%	38.33%	−12.50%
Ratios and supplemental data:
Net assets at end of period (millions)	$0.6		$0.8	$1.8	$1.4	$0.8	$0.9		$1.3	$2.2	$1.6	$1.0
Ratio to average net assets:
Ratios net of expenses reduced or reimbursed by adviser:
Expenses	1.60	%(a)	1.15%	1.08%	1.06%	1.39%	1.44	%(a)	1.09%	1.08%	1.03%	1.27%
Net investment income	2.65	%(a)	4.03%	2.59%	2.89%	3.16%	4.14	%(a)	3.79%	2.53%	3.09%	2.82%
Ratio assuming no expenses reduced or reimbursed by adviser:
Expenses	1.86	%(a)	1.15%	1.08%	1.06%	1.39%	1.51	%(a)	1.09%	1.08%	1.03%	1.27%
Portfolio turnover rate	2%		86%	61%	40%	71%	6%		80%	66%	39%	71%
(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

Notes to Financial Statements	June 30, 2009 (Unaudited)

(1)	Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company. The Dow Target 10 Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial Averagesm (“DJIAsm” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term. These ten companies are popularly known as the “Dogs of the Dow.” The Dow Target 5 Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the DJIAsm and the prices of Portfolio membership interests are not intended to track movements of the DJIAsm. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (“Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)	Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the price of the last trade on the exchange on which each security is primarily traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading.

Repurchase agreements are valued at amortized cost, which approximates fair value.

The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of membership interests outstanding.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a three-tier hierarchy framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The hierarchy of pricing inputs is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2009 (Unaudited)

In April 2009, the FASB issued FASB Staff Position FAS 157-4 which amends SFAS No. 157, Fair Value Measurements, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. Management has determined that the provisions of FSP FAS 157-4 will not have a material impact on the Fund’s financial statements.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of June 30, 2009:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3

Dow Target 10 — First Quarter Portfolio	Equity Securities	$1,816,924	$—	$—
	Money Market Funds	33,000	—	—

		$1,849,924	$—	$—

Dow Target 10 — Second Quarter Portfolio	Equity Securities	$1,967,306	$—	$—
	Money Market Funds	54,000	—	—

		$2,021,306	$—	$—

Dow Target 10 — Third Quarter Portfolio	Equity Securities	$1,581,456	$—	$—
	Money Market Funds	26,000	—	—

		$1,607,456	$—	$—

Dow Target 10 — Fourth Quarter Portfolio	Equity Securities	$1,701,082	$—	$—
	Money Market Funds	44,000	—	—

		$1,745,082	$—	$—

Dow Target 5 — First Quarter Portfolio	Equity Securities	$1,259,126	$—	$—
	Money Market Funds	33,000	—	—

		$1,292,126	$—	$—

Dow Target 5 — Second Quarter Portfolio	Equity Securities	$905,344	$—	$—
	Money Market Funds	50,000	—	—

		$955,344	$—	$—

Dow Target 5 — Third Quarter Portfolio	Equity Securities	$498,923	$—	$—
	Money Market Funds	56,000	—	—

		$554,923	$—	$—

Dow Target 5 — Fourth Quarter Portfolio	Equity Securities	$874,859	$—	$—
	Money Market Funds	67,000	—	—

		$941,859	$—	$—

Dividends and Distributions

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2009 (Unaudited)

basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of ONLIC. Accordingly, the Portfolios have no provision for Federal income taxes.

As required, the Fund previously adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Ohio (i.e. the last 4 tax year ends and the interim tax period since then).

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which requires qualitative

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2009 (Unaudited)

disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management has determined that there is no material impact of SFAS No. 161 on the Fund’s financial statements or disclosures.

(3)	Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of June 30, 2009 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Gross unrealized:
Appreciation	$7,061	$180,170	$—	$—
Depreciation	(560,417)	(375,475)	(1,444,589)	(1,074,943)

Net unrealized:
Depreciation	$(553,356)	$(195,305)	$(1,444,589)	$(1,074,943)

Aggregate cost of securities:	$2,403,280	$2,216,611	$3,052,045	$2,820,025

	Dow Target 5 Portfolio
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Gross unrealized:
Appreciation	$5,392	$107,446	$—	$—
Depreciation	(434,304)	(54,954)	(805,904)	(816,521)

Net unrealized:
Depreciation	$(428,912)	$52,492	$(805,904)	$(816,521)

Aggregate cost of securities:	$1,721,038	$902,852	$1,360,827	$1,758,380

(4)	Investment Transactions

Purchases and sales of investment securities (excluding short-term and government securities) for the six-month period ended June 30, 2009 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Common Stocks:
Purchases	$1,045,591	$1,148,304	$—	$19,968
Sales	$779,913	$918,270	$95,569	$188,662

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Common Stocks:
Purchases	$1,041,743	$685,502	$9,662	$57,027
Sales	$948,927	$579,825	$89,400	$194,081

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2009 (Unaudited)

(5)	Related Party and Other Transactions

The Portfolios’ day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (“ONI”). ONI is an Ohio corporation and is a wholly-owned subsidiary of ONLIC. Its address is the same as those of the Fund and ONLIC. ONI and its predecessor have been managing investment companies since 1970.

For managing the Fund’s assets, ONI receives a management fee based on each of the Portfolios’ average daily net assets. This fee is calculated daily at the annualized rate of 0.60% of average daily net assets.

In addition to the fee paid to ONI, the Portfolios incur other expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and ONI, ONI has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of approximately 0.25% of average net assets per calendar quarter. The agreement is renewed annually upon the approval of the Board. Typically, agreement renewals are approved by the Board in the meeting held subsequent to the close of the second calendar quarter. ONI contracts with First Trust Advisors LP (“First Trust”) to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios’ assets under ONI’s supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow Target strategies in unit investment trusts and other investment companies since 1991.

First Trust has been granted a license by Dow Jones to use certain copyright, trademark and proprietary rights and trade secrets. The Fund and ONLIC have entered into agreements with First Trust to grant the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC’s separate accounts.

For the service and rights provided by First Trust, ONI pays First Trust a monthly sub-advisory fee based on each Portfolio’s average daily net assets. This fee is calculated daily at the annual rate of 0.35% of the Portfolios’ average daily net assets, and is an expense of ONI, not the Fund.

Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Committee meeting attended. For the six-month period ended June 30, 2009, compensation of these managers by the Fund totaled $2,800.

Pursuant to an agreement among ONI, ONLIC and the Fund, ONLIC will, to the extent requested by ONI, provide administrative services and such office supplies and equipment as may be reasonably required for ONI to properly perform its functions on behalf of the Fund. In that regard, ONLIC personnel perform the transfer agent function and other administrative services on behalf of the Fund. Fees for services provided to ONI by ONLIC do not represent expenses of the Fund.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

(6)	Portfolio Membership Interest Transactions

Portfolio membership interest transactions for the six-month period ended June 30, 2009 and the year ended December 31, 2008 were as follows:

	Dow Target 10 Portfolios				Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Six-Month Period		Six-Month Period		Six-Month Period		Six-Month Period
	Ended 6/30/09	Year Ended	Ended 6/30/09	Year Ended	Ended 6/30/09	Year Ended	Ended 6/30/09	Year Ended
	(Unaudited)	12/31/2008	(Unaudited)	12/31/2008	(Unaudited)	12/31/2008	(Unaudited)	12/31/2008

Membership interests issued on sales	66,378	117,294	84,557	104,548	139	47,845	999	107,677
Membership interests redeemed	(25,805)	(136,520)	(52,696)	(104,585)	(28,184)	(119,148)	(33,365)	(243,068)

Net increase/(decrease)	40,573	(19,226)	31,861	(37)	(28,045)	(71,303)	(32,366)	(135,391)

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2009 (Unaudited)

	Dow Target 5 Portfolios				Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Six-Month Period		Six-Month Period		Six-Month Period		Six-Month Period
	Ended 6/30/09	Year Ended	Ended 6/30/09	Year Ended	Ended 6/30/09	Year Ended	Ended 6/30/09	Year Ended
	(Unaudited)	12/31/2008	(Unaudited)	12/31/2008	(Unaudited)	12/31/2008	(Unaudited)	12/31/2008

Membership interests issued on sales	29,227	134,846	34,153	67,174	—	62,171	2,967	45,675
Membership interests redeemed	(28,669)	(69,375)	(20,067)	(83,710)	(13,587)	(68,186)	(24,477)	(46,904)

Net increase/(decrease)	558	65,471	14,086	(16,536)	(13,587)	(6,015)	(21,510)	(1,229)

The Dow® Target Variable Fund LLC

Additional Information	June 30, 2009 (Unaudited)

(1)	Review and Approval of Advisory and Sub-Advisory Agreements

There were no approvals of advisory or sub-advisory contracts during the six-month period ended June 30, 2009. The most recent comprehensive annual approval of advisory and sub-advisory contracts occurred during the August 21, 2008 meeting of the Fund’s Board.

(2)	Expense Disclosure

An individual may not buy or own membership interest of the Fund directly. An individual acquires an indirect interest in the Fund by purchasing a variable annuity contract and allocating payments to Fund Portfolios available through separate accounts. The separate accounts of ONLIC are the shareholders of the Fund.

As a shareholder of the Fund, a separate account incurs ongoing costs, including management fees and other Fund expenses. This example is intended to help a contract owner understand ongoing costs (in dollars) associated with the underlying investment in Fund’s Portfolios by the separate account shareholder and to compare these costs with the ongoing costs associated with investing in other mutual funds.

The example is based on an investment of $1,000 invested at January 1, 2009 and held through June 30, 2009.

Actual Expenses

The table below provides information about investment values and actual expenses associated with each Portfolio of the Fund. The information below, together with the amount of an underlying investment, can be used to estimate expenses paid over the period. An estimate can be obtained by simply dividing an underlying investment value by $1,000 (for example, an $8,600 investment value divided by $1,000 = 8.6), then multiplying the result by the number in the table under the heading entitled “Expenses Paid During Period”.

	Beginning	Ending	Expense Paid	Expense Ratio
	Investment	Investment	During	During Period
	Value	Value	Period*	1/1/09 – 6/30/09
Portfolio	1/1/09	6/30/09	1/1/09 – 6/30/09	(Annualized)

Dow Target 10 — First Quarter	$1,000.00	$933.98	$6.76	1.41%
Dow Target 10 — Second Quarter	1,000.00	932.89	6.81	1.42%
Dow Target 10 — Third Quarter	1,000.00	880.06	6.29	1.35%
Dow Target 10 — Fourth Quarter	1,000.00	909.86	6.53	1.38%
Dow Target 5 — First Quarter	1,000.00	912.21	6.87	1.45%
Dow Target 5 — Second Quarter	1,000.00	897.06	7.53	1.60%
Dow Target 5 — Third Quarter	1,000.00	750.00	6.94	1.60%
Dow Target 5 — Fourth Quarter	1,000.00	824.54	6.51	1.44%

(continued)

The Dow® Target Variable Fund LLC

Additional Information (Continued)	June 30, 2009 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical investment values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not an actual return. The hypothetical investment values and expenses may not be used to estimate the actual ending investment balance or expenses actually paid for the period by the shareholders. A contract holder may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Investment	Investment	During	During Period
	Value	Value	Period*	1/1/09 – 6/30/09
Portfolio	1/1/09	6/30/09	1/1/09 – 6/30/09	(Annualized)

Dow Target 10 — First Quarter	$1,000.00	$1,017.80	$7.05	1.41%
Dow Target 10 — Second Quarter	1,000.00	1,017.75	7.10	1.42%
Dow Target 10 — Third Quarter	1,000.00	1,018.10	6.76	1.35%
Dow Target 10 — Fourth Quarter	1,000.00	1,017.95	6.90	1.38%
Dow Target 5 — First Quarter	1,000.00	1,017.60	7.25	1.45%
Dow Target 5 — Second Quarter	1,000.00	1,016.86	8.00	1.60%
Dow Target 5 — Third Quarter	1,000.00	1,016.86	8.00	1.60%
Dow Target 5 — Fourth Quarter	1,000.00	1,017.65	7.20	1.44%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Please note that the expenses shown in these tables are meant to highlight ongoing fund costs only and do not reflect any contract-level expenses or fund transactional costs, such as sales charges (loads), or exchange fees (if any). Therefore, these tables are useful in comparing ongoing fund costs only, and will not fully assist a contract owner in determining the relative total expenses of different funds. In addition, if transactional costs were included, costs may be higher for these Portfolios as well as for a fund being compared.

“Dow Jones Industrial Averagesm”, “DJIAsm”, “Dow Industrialssm”, and “The Dow®” are service marks or trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, ONI and the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLIC, ONI or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLIC, ONI, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ONI, ONLIC, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGEsm OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, ONI, AND/OR ONLIC.

The Dow® Target Variable Fund LLC

Information about Managers and Officers	June 30, 2009 (Unaudited)

			Term served	Number of
			as Officer	Portfolios in	Principal Occupation and Other
Name and Address	Age	Position with the Fund	or Manger	Fund Complex*	Directorships During Past Five Years

Independent Directors
James E. Bushman 100 W. Rivercenter Boulevard, 2C Covington, Kentucky	64	Manager, Chairman of Audit Committee and Member of Independent Directors Committee	Since March 2000	32	Director, Chairman and CEO: Cast-Fab Technologies, Inc. (a manufacturing company); Director: The Midland Company (1998-2008), Air Transport Services Group, Inc., The Littleford Group, Inc., Hilltop Basic Resources, Inc., The Elizabeth Gamble Deaconess Home Association, The Christ Hospital and The University of Cincinnati Foundation.
L. Ross Love 2121 Alpine Place Cincinnati, Ohio	63	Manager, Member of Audit and Independent Directors Committees	Since October 1998	32	Director, President and CEO: Blue Chip Enterprises LLC (a company with holdings in the communications and medical equipment industries.); Director: The VQ Company; Trustee: Syracuse University, Greater Cincinnati Chamber of Commerce.
George M. Vredeveld University of Cincinnati Economic Center for Education & Research 90 W. Daniels Cincinnati, Ohio	67	Lead Independent Director, Member of Audit and Independent Directors Committees	Since October 1998	32	Alpaugh Professor of Economics: University of Cincinnati; President: Economics Center for Education & Research.

John I. Von Lehman 10 Creek Side Drive Cincinnati, Ohio	56	Manager, Member of Audit and Independent Directors Committees	Since August 2007	32	Former Executive Vice President, CFO, Secretary, and Director: The Midland Company (1988-2007); Director and Audit Committee Member: American Financial Group, Inc.; Director: Life Enriching Communities; Audit Committee Member: Health Alliance of Cincinnati, Red Cross Cincinnati Chapter; Investment Committee: Xavier University Foundation.
Interested Director and Officers
John J. Palmer One Financial Way Cincinnati, Ohio	69	President, Chairman and Manager	Since October 1998	32	Director and Vice Chairman: ONLIC; President, CEO and Director: NSLA; Director: ONI and various other Ohio National-affiliated companies; Director: Cincinnati Symphony Orchestra; Trustee: Cincinnati Opera.
Thomas A. Barefield One Financial Way Cincinnnati, Ohio	56	Vice President	Since October 1998	32	Executive Vice President and Chief Marketing Officer — Institutional Sales: ONLIC; Director and Vice President — Marketing: NSLA; Director: ONI; Senior Vice President: Ohio National Equities, Inc.; Recent graduate of class XXIX of Leadership Cincinnati.
Christopher A. Carlson One Financial Way Cincinnnati, Ohio	50	Vice President	Since March 2000	32	Senior Vice President and Chief Investment Officer: ONLIC; President and Director: ONI; Chief Investment Officer: NSLA; Officer and Director of various other Ohio National-affiliated companies.
Dennis R. Taney One Financial Way Cincinnnati, Ohio	61	Chief Compliance Officer	Since August 2004	32	Second Vice President: ONLIC, Chief Compliance Officer: ONLIC, ONI, NSLA, and other Ohio National-affiliated companies; Prior to August 2004 was Treasurer of the Fund.
R. Todd Brockman One Financial Way Cincinnati, Ohio	40	Treasurer	Since August 2004	32	Second Vice President, Mutual Fund Operations: ONLIC and NSLA; Treasurer: ONI, Prior to July 2004 was Assurance Manager with Grant Thornton LLP, a certified public accounting firm.

(continued)

The Dow® Target Variable Fund LLC

Information about Managers and Officers (Continued)	June 30, 2009 (Unaudited)

			Term served	Number of
			as Officer	Portfolios in	Principal Occupation and Other
Name and Address	Age	Position with the Fund	or Manger	Fund Complex*	Directorships During Past Five Years

Kimberly A. Plante One Financial Way Cincinnnati, Ohio	35	Secretary	Since March 2005	32	Prior to August 2007 was Assistant Secretary, Associate Counsel: ONLIC; Secretary: ONI; Prior to December 2004 was Associate with Dinsmore & Shohl LLP.
Catherine E. Gehr One Financial Way Cincinnnati, Ohio	37	Assistant Treasurer	Since March 2005	32	Manager, Mutual Fund Operations: ONLIC; Assistant Treasurer: ONI.

Katherine L. Carter One Financial Way Cincinnnati, Ohio	30	Assistant Secretary	Since August 2007	32	Assistant Counsel: ONLIC; Prior to July 2007 was Compliance Officer with Fifth Third Securities, Inc.

*	The Fund Complex is defined as Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC.

Item 2. Code Of Ethics.
As of the end of the period covered by this report, The Dow® Target Variable Fund (the “Fund”) has adopted a code of ethics that applies to the Fund’s principal executive officer and principal financial officer. A copy of this Code of Ethics is filed as an exhibit to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Managers has determined that the Fund has an audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Mr. James E. Bushman. Mr. Bushman is independent for purposes of Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees And Services.
The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.
(a) Audit Fees.

Fiscal year ended December 31, 2008:	$19,120
Fiscal year ended December 31, 2007:	$18,400
(b) Audit-Related Fees.
Professional services rendered in connection with the consent on the Fund’s N1A filing.

Fiscal year ended December 31, 2008:	$4,600
Fiscal year ended December 31, 2007:	$4,600
(c) Tax Fees. None.
(d) All Other Fees. None.
(e) (1) Audit Committee Pre-Approval Policies and Procedures:
The Fund’s Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund’s financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.
(e) (2) Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
During the fiscal years ended December 31, 2008 and 2007, there were no non-audit services provided by the Fund’s principal accountant that would have required pre-approval by the Fund’s Audit Committee. The audit related fees aforementioned were pre-approved by the Fund’s Audit Committee, although not required by paragraph (c) (7) (ii) of Regulation S-X as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund’s principal accountant.
(f) Not applicable.
(g)	There were no non-audit services provided by the Fund’s principal accountant, other than items disclosed in (b) above, in which a fee was billed to the Fund, the Fund’s adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.

(h)	Not applicable, as there were no non-audit services performed by the Fund’s principal accountant that were rendered to the Fund, the Fund’s adviser, or any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.
Item 5. Audit Committee Of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Managers.
Item 11. Controls and Procedures.
(a)	The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Fund’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	The Fund’s Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Dow® Target Variable Fund LLC

By:	/s/ John J. Palmer John J. Palmer
President and Manager
September 3, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
The Dow® Target Variable Fund LLC

By:	/s/ John J. Palmer John J. Palmer
President and Manager
September 3, 2009

By:	/s/ R. Todd Brockman

R. Todd Brockman
Treasurer
September 3, 2009